Average Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Apr. 01, 2025
Fidelity Advisor Risk Parity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.67%
Since Inception	2.90%	[1]
Fidelity Advisor Risk Parity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.76%
Since Inception	3.84%	[2]
Fidelity Advisor Risk Parity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.82%
Since Inception	4.87%	[3]
Fidelity Advisor Risk Parity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.99%
Since Inception	4.95%	[4]
Fidelity Advisor Risk Parity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.53%
Since Inception	2.18%	[5]
Fidelity Advisor Risk Parity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.21%)
Since Inception	(0.09%)	[5]
Fidelity Advisor Risk Parity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.40%
Since Inception	0.72%	[5]
IXWWB
Average Annual Return:
Past 1 year	10.77%
Since Inception	9.98%
IXSSC
Average Annual Return:
Past 1 year	3.83%
Since Inception	2.47%
MS159
Average Annual Return:
Past 1 year	17.87%
Since Inception	16.21%

[1]	B From July 7, 2022 .
[2]	C From July 7, 2022 .
[3]	D From July 7, 2022 .
[4]	E From July 7, 2022 .
[5]	A From July 7, 2022 .